PROP acquisition - Summary of Business Combination (Detail) - Peace River Oil Partnership [member] - CAD ($) $ in Millions		Dec. 31, 2021	Nov. 24, 2021
Consideration
Total consideration		$ 25.9	$ 35.2
Fair value of assets acquired and liabilities assumed
Working capital	[1]		4.4
Property, plant and equipment			32.9
Decommissioning liability			(2.1)
Net assets			$ 35.2

[1]	Includes cash of $1.6 million.